Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 280	€ (41)
Level 3
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	11,005	9,118
Realised gain/loss recognised in the statement of profit or loss during the period	(278)	28
Revaluation recognised in other comprehensive income during the period	8	(3)
Purchase of assets	7,520	6,862
Sale of assets	(3,197)	(2,402)
Maturity/settlement	(1,057)	(1,449)
Reclassifications	28	0
Transfers into Level 3	1,139	1,014
Transfers out of Level 3	(3,372)	(2,169)
Exchange rate differences	(53)	12
Changes in the composition of the group and other changes	0	(6)
Closing balance	11,742	11,005
Level 3 | Financial assets mandatorily at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	5,721	3,499
Realised gain/loss recognised in the statement of profit or loss during the period	211	294
Purchase of assets	5,177	4,424
Sale of assets	(1,765)	(1,605)
Maturity/settlement	(166)	(294)
Reclassifications	18	0
Transfers into Level 3	824	615
Transfers out of Level 3	(2,389)	(1,214)
Exchange rate differences	(6)	5
Changes in the composition of the group and other changes	0	(1)
Closing balance	7,625	5,721
Level 3 | Financial assets designated at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	4,121	3,547
Realised gain/loss recognised in the statement of profit or loss during the period	(798)	(54)
Purchase of assets	1,208	1,600
Sale of assets	(1,160)	(10)
Maturity/settlement	(763)	(988)
Reclassifications	0	0
Transfers into Level 3	0	30
Transfers out of Level 3	0	(3)
Exchange rate differences	(33)	(2)
Changes in the composition of the group and other changes	0	0
Closing balance	2,576	4,121
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	270	938
Revaluation recognised in other comprehensive income during the period	8	(3)
Purchase of assets	182	154
Sale of assets	(163)	(418)
Maturity/settlement	0	(20)
Reclassifications	10	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(384)
Exchange rate differences	0	9
Changes in the composition of the group and other changes	0	(5)
Closing balance	307	270
Level 3 | Trading assets
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	824	848
Realised gain/loss recognised in the statement of profit or loss during the period	247	(175)
Purchase of assets	953	486
Sale of assets	(109)	(111)
Maturity/settlement	(128)	(140)
Reclassifications	0	0
Transfers into Level 3	316	370
Transfers out of Level 3	(974)	(454)
Exchange rate differences	(14)	0
Changes in the composition of the group and other changes	0	0
Closing balance	1,114	824
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	68	286
Realised gain/loss recognised in the statement of profit or loss during the period	63	(38)
Purchase of assets	0	198
Sale of assets	0	(257)
Maturity/settlement	0	(7)
Reclassifications	(1)	0
Transfers into Level 3	0	0
Transfers out of Level 3	(9)	(114)
Exchange rate differences	0	0
Changes in the composition of the group and other changes	0	0
Closing balance	€ 121	€ 68